Stock options - Granted and Exercise price range (Details) - Stock options		1 Months Ended						12 Months Ended
	May 31, 2019 Options Y	Apr. 30, 2019 CAD ($) Options Y	Feb. 28, 2019 CAD ($) Options Y	Oct. 31, 2018 CAD ($) Options Y	Sep. 30, 2018 CAD ($) Options Y	Jul. 31, 2018 CAD ($) Options Y	Jun. 30, 2018 CAD ($) Options Y	May 31, 2019 Options Y	May 31, 2018 Options
Stock options
Issued during the year (in shares)								3,005,000	6,703,330
Vested during the year (in shares)								3,164,174	2,637,363
Options cancelled (in shares)								982,025	1,035,773
Maximum
Stock options
Stock options Exercisable (in years) | Y	10							10
Exercise price $11.78 per share | Officers
Stock options
Issued during the year (in shares)							250,000
Exercise price (in Canadian dollars per share) | $							$ 11.78
Stock options Exercisable (in years) | Y							3
Vested during the year (in shares)							83,331
Remaining period to be vested (in years)							2 years
Options cancelled (in shares)	133,335
Exercise price between $11.51 and $11.85 per share | Employees
Stock options
Issued during the year (in shares)						820,000
Stock options Exercisable (in years) | Y						5
Vested during the year (in shares)						50,000
Remaining period to be vested (in years)						3 years
Options cancelled (in shares)	50,000
Exercise price between $11.51 and $11.85 per share | Employees | Minimum
Stock options
Exercise price (in Canadian dollars per share) | $						$ 11.51
Exercise price between $11.51 and $11.85 per share | Employees | Maximum
Stock options
Exercise price (in Canadian dollars per share) | $						$ 11.85
Exercise price $19.38 per share | Employees
Stock options
Issued during the year (in shares)					250,000
Exercise price (in Canadian dollars per share) | $					$ 19.38
Stock options Exercisable (in years) | Y					5
Vested during the year (in shares)					0
Remaining period to be vested (in years)					3 years
Options cancelled (in shares)	33,334
Exercise price $19.70 per share | Employees
Stock options
Issued during the year (in shares)				80,000
Exercise price (in Canadian dollars per share) | $				$ 19.70
Stock options Exercisable (in years) | Y				5
Vested during the year (in shares)				0
Remaining period to be vested (in years)				3 years
Exercise price between $9.92 and $13.31 per share | Officers and employees
Stock options
Issued during the year (in shares)			1,525,000
Vested during the year (in shares)			1,100,000
Remaining period to be vested (in years)			3 years
Options cancelled (in shares)	30,000
Exercise price between $9.92 and $13.31 per share | Officers and employees | Minimum
Stock options
Exercise price (in Canadian dollars per share) | $			$ 9.92
Stock options Exercisable (in years) | Y			3
Exercise price between $9.92 and $13.31 per share | Officers and employees | Maximum
Stock options
Exercise price (in Canadian dollars per share) | $			$ 13.31
Stock options Exercisable (in years) | Y			5
Exercise price $11.45 per share | Employees
Stock options
Issued during the year (in shares)		80,000
Exercise price (in Canadian dollars per share) | $		$ 11.45
Stock options Exercisable (in years) | Y		5
Vested during the year (in shares)		0
Remaining period to be vested (in years)		3 years